Document and Entity Information	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Entity File Number	001-40177
Entity Registrant Name	American Oncology Network, Inc.
Entity Central Index Key	0001839998
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3984427
Entity Address, Address Line One	14543 Global Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33913
City Area Code	833
Local Phone Number	886-1725
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false